Fair Value Measurements - Liabilities Classified as Level 3 (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		$ 0.0	$ 427.0
Additions		6.0	0.0
Settlements		(3.0)	(720.0)
Change in Fair Value		(2.0)	346.0
Reclassification to Equity			(53.0)
Balance at End of Period		1.0	0.0
Proceeds from exercise of warrants		0.0	$ 0.0
SoftBank Senior Unsecured Notes Warrant | Affiliated Entity
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stock issued for exercise of warrants (in shares)			71,541,399
Proceeds from exercise of warrants			$ 1.0
2020 LC Facility Warrant | Affiliated Entity
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Stock issued for exercise of warrants (in shares)			35,770,699
Proceeds from exercise of warrants			$ 0.4
Other current liabilities - contingent consideration relating to acquisitions payable in common stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		0.0
Additions		3.0
Settlements		(1.0)
Change in Fair Value		(2.0)
Balance at End of Period		0.0	0.0
Other current liabilities - contingent consideration relating to acquisitions payable in cash
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		0.0
Additions		2.0
Settlements		(2.0)
Change in Fair Value		0.0
Balance at End of Period		0.0	0.0
Other liabilities - contingent consideration relating to acquisitions payable in cash
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		0.0
Additions		1.0
Settlements		0.0
Change in Fair Value		0.0
Balance at End of Period		1.0	0.0
IndiaCo Forward Contract Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		0.0	8.0
Additions			0.0
Settlements			(9.0)
Change in Fair Value			1.0
Reclassification to Equity			0.0
Balance at End of Period			0.0
SoftBank Senior Unsecured Notes Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		0.0	279.0
Additions			0.0
Settlements			(474.0)
Change in Fair Value			230.0
Reclassification to Equity	$ (35.0)		(35.0)
Balance at End of Period			0.0
2020 LC Facility Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at Beginning of Period		$ 0.0	140.0
Additions			0.0
Settlements			(237.0)
Change in Fair Value			115.0
Reclassification to Equity	$ (17.0)		(18.0)
Balance at End of Period			$ 0.0